Average Annual Total Returns - SFT Ivy Growth Fund	May 01, 2021
RussellOneThousnadGrowthIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	38.49%
5 Years	21.00%
Since Inception	18.27%
SFT Ivy Growth Fund
Average Annual Return:
1 Year	30.69%
5 Years	18.91%
Since Inception	17.03%
Inception Date	May 01, 2014